Earnings per share - Schedule of Earnings per Share (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Income/(loss) attributable to Shell plc shareholders	$ 10,821	$ 5,694	$ 3,601	$ 16,515	$ 8,381
Weighted average number of shares used as the basis for determining:
Basic earnings per share (in shares)	5,589.3	5,653.9	5,947.9	5,621.4	5,990.5
Diluted earnings per share (in shares)	5,637.0	5,703.7	6,004.7	5,670.2	6,046.0